Disposals of businesses and deconsolidation of subsidiary	12 Months Ended
Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Deconsolidation of subsidiary
Disposals of businesses and deconsolidation of subsidiary

Disposals in 2014

Deconsolidation of Seadrill Partners

Under the terms of the Operating Agreement of Seadrill Partners, the board of directors of Seadrill Partners has the power to oversee and direct the operations of, and manage and determine the strategies and policies of Seadrill Partners. During the period from Seadrill Partners' IPO in October 2012 until the time of its first effective Annual General Meeting ("AGM") on January 2, 2014, the Company retained the sole power to appoint, remove and replace all members of Seadrill Partner's board of directors. From the first AGM, the majority of the board members became electable by the common unitholders and accordingly, from this date the Company no longer retained the power to control the board of directors as a result of certain provisions in the Operating Agreement which limits the Company's ability to vote its full holding of common units in an election of directors to the board of Seadrill Partners. As of January 2, 2014, Seadrill Partners is considered to be an associated company, and a related party, and not a controlled subsidiary of the Company. As such Seadrill Partners was deconsolidated by the Company.
Under the terms of various agreements between Seadrill and Seadrill Partners entered into in connection with the IPO of Seadrill Partners, Seadrill will continue to provide management, technical and administrative services to Seadrill Partners and its subsidiaries. See further discussion in Note 31 for these services and agreements.
As a result of the deconsolidation the Company has derecognized the assets and liabilities of Seadrill Partners and its subsidiaries, and has recognized its ownership interests in Seadrill Partners and its direct ownership interests in Seadrill Partners subsidiaries, Seadrill Capricorn Holdings LLC, Seadrill Operating LP, Seadrill Deepwater Drillship Ltd and its indirect ownership of Seadrill Mobile Units through another wholly owned subsidiary, at fair value at the date of deconsolidation. Additionally, the external third party debt associated with the drilling units in Seadrill Partners is not derecognized from the Company on the deconsolidation date, as the external debt was not transferred to Seadrill Partners or its subsidiaries. However, the Company had entered into back to back loan agreements at the time of the IPO and upon each sale of a drilling unit to Seadrill Partners which mirror the same terms and conditions. Therefore, the Company has recognized a related party loan receivable for similar amounts. The excess of the fair value of the investments over the carrying value of Seadrill’s share of Seadrill Partners' net assets has been recognized as a gain in the Company’s consolidated statement of operations.
The gain recognized on deconsolidation, which all relates to the remeasurement of the Company's retained interests in Seadrill Partners and its subsidiaries is as follows:

(In US$ millions)	As at January 2, 2014
Fair value of investment in Seadrill Partners (a)	3,724
Carrying value of the non-controlling interest in Seadrill Partners	115
Subtotal	3,839
Less:
Carrying value of Seadrill Partners’ net assets	1,260
Goodwill allocated to Seadrill Partners	240
Gain on deconsolidation of Seadrill Partners	2,339

(a)    Fair value of investments and continuing involvement with investees
The estimated fair value of the Company's residual interest in Seadrill Partners comprised of the following:

(In US$ millions)	As of January 2, 2014
Common units (i)	671
Subordinated units (ii)	427
Seadrill Member Interest and Incentive Distribution Rights ("IDRs") (iii)	244
Direct ownership interests (iv)	2,382
Total	3,724
(i) Common units (marketable securities)
As of the deconsolidation date, the Company held 21.5 million common units representing 48.3% of the common units in issue as a class. The Company's holding in the voting common units of Seadrill Partners are accounted for as marketable securities on the basis that during the subordination period the common units have preferential dividend and liquidation rights, and therefore do not represent ‘in-substance common stock’ as defined by US GAAP.
These securities have been recognized on January 2, 2014 at the quoted market price and are re-measured at fair value each reporting period. Any unrealized gains and losses on these securities are recognized directly in equity as a component of other comprehensive income unless an unrealized loss is considered "other-than-temporary", in which case it is transferred to the statement of operations and realized. Dividend income from the common units is recognized in the consolidated statement of operations.

(ii) Subordinated units
As of the deconsolidation date the Company held 16.5 million units representing 100% of the subordinated units. The Company's holding in the subordinated units of Seadrill Partners are accounted for under the equity method on the basis that the subordinated units are considered to be ‘in-substance common stock’. The subordination period will end on the satisfaction of various tests as prescribed in the Operating Agreement of Seadrill Partners, but will not end before September 30, 2017 except upon removal of the Seadrill Member. Upon the expiration of the subordination period, the subordinated units will convert into common units.
The fair value of the subordinated units on January 2, 2014, was determined based on the quoted market price of the listed common units as of the deconsolidation date, but discounted for their non-tradability and subordinated dividend and liquidation rights during the subordination period. Under the equity method the Company recognizes its share of Seadrill Partners’ earnings allocable to the subordinated units, less amortization of the basis difference (see (c) below), through the ‘share in results of associated companies’ line in the consolidated statement of operations. Dividends are recognized as a reduction in investment carrying value.

(iii) Seadrill Member Interest and IDRs
The Seadrill Member Interest (which is a 0% non-economic interest) holds the rights to 100% of the IDRs and is unable to trade these until the end of the subordination period without the approval of a majority of unaffiliated common unitholders. The Seadrill Member Interest and the IDRs in Seadrill Partners are accounted for as cost-method investments on the basis that they do not represent common stock interests and their fair value is not readily determinable. The investments are held at cost and not subsequently re-measured.
The fair value of the Company's interest in the Seadrill Member and the attached IDRs as of January 2, 2014 was determined using a Monte Carlo simulation method. The method takes into account the cash distribution waterfall, historical volatility, dividend yield and share price of the common units as of the deconsolidation date. Distributions to the IDRs are recognized in the consolidated statement of operations.

iv) Direct Ownership interests
The Company held the following ownership interests in entities controlled by Seadrill Partners as of the date of deconsolidation:

•	70% ownership in Seadrill Operating LP
Seadrill Operating LP is a limited partnership and is controlled by its General Partner, Seadrill Operating GP LLC, which is wholly owned by Seadrill Partners.

•	49% ownership in Seadrill Capricorn Holdings LLC
Seadrill Capricorn Holdings LLC is a limited liability company. There is only one class of member interest which is deemed to represent voting common stock.

•	39% ownership of Seadrill Deepwater Drillship Ltd. and 39% (indirect) ownership of Seadrill Mobile Units (Nigeria) Ltd.
The Company held a 39% direct ownership interest in Seadrill Deepwater Drillship Ltd. and a 39% indirect ownership of Seadrill Mobile Units Ltd., through its 100% subsidiary, Seadrill UK Ltd. Both entities are limited companies and only have one class of stock, which is deemed to represent voting common stock.
All of the Company's direct ownership interests are accounted for under the equity method as the Company is deemed to have significant influence over these entities through its voting rights and by virtue of Seadrill’s representation on the board of Seadrill Partners.
The fair values of the four ownership interests described above have been determined using a discounted cash-flow (“DCF”) methodology, using discounted cash-flow forecasts.

(b)    Gain on retained investment
The entire gain on deconsolidation relates to the re-measurement of the various retained investments described above.

(c)    Accounting for basis differences
The Company’s investments that are accounted for under the equity method (subordinated units and direct ownership interests) were recognized at fair value upon deconsolidation. Basis differences therefore exist between the fair value of the investments and the underlying carrying values of the investees’ net assets at the date of deconsolidation. A valuation exercise has been performed for each separate investment accounted for under the equity method, in order to allocate these basis differences to identifiable assets and liabilities, with any residual amount recognized as goodwill. Differences have been allocated to depreciable or amortizable assets or liabilities and will be amortized over the estimated useful economic life of the underlying assets and liabilities. This amortization is recognized in the consolidated statement of operations in the ‘share in results from associated companies’ line.
The total investments in Seadrill Partners recorded under the equity method of $2,809 million included the Company's share of the basis difference between the total fair value and the total underlying book value of Seadrill Partners' assets at the deconsolidation date are as follows:

(In US$ millions)	Book value	Fair value	Basis Difference	Seadrill's share of basis difference (1)
Drilling units	3,444	5,245	1,801	1,295
Drilling contracts	—	170	170	142
Goodwill	—	1,214	1,214	352
Total	3,444	6,629	3,185	1,789
(1) Seadrill's share of the basis difference relates to both its investment in the subordinated units of Seadrill Partners, and its direct ownership interests in various subsidiaries of Seadrill Partners, all of which investments are accounted for under the equity method. The total basis difference has been assigned based on Seadrill's proportional ownership interest in each investee. In the case of Seadrill's investment in the subordinated units of Seadrill Partners, the proportional allocation to the subordinated units was based on the relative fair values of the various equity interests in Seadrill Partners.

The basis difference has been accounted for as follows:

(i) The basis difference assigned to drilling units is being depreciated over the remaining estimated useful lives of the units.

(ii) The basis difference relating to the drilling contracts is being amortized over the remaining term of the contract.

(iii) The Company will not amortize the difference assigned to goodwill, but will consider any indicators of impairment.
Disposal of the West Auriga
On March 21, 2014, the Company sold the entities that own and operate the West Auriga (the “Auriga business”) to Seadrill Capricorn Holdings LLC, a consolidated subsidiary of Seadrill Partners that is 49% owned by the Company. The entities continue to be related parties subsequent to the sale.
The purchase price consisted of an enterprise value of $1.24 billion, less debt assumed of $443 million. The total consideration of $797 million was comprised of cash of $697 million and a discount note receivable of $100 million. The purchase price was subsequently adjusted by a working capital adjustment of $331 million arising from related party balances which remained with the disposed entities for the construction, equipping and mobilization of the West Auriga. The total recognized gain on sale of the Auriga business was $440 million, after taking into account a goodwill allocation of $33 million, which has been presented in our consolidated statement of operations, under "gain on disposals" included within operating income.

(In US$ millions)	March 21, 2014
Enterprise value	1,240
Less: Debt assumed	(443)
Purchase price	797

Less: Working capital adjustment	(331)
Adjusted purchase price	466

Cash	697
Discount note issued	100
Less: Working capital payable	(331)
Fair value of purchase consideration	466

Less: net carrying value of assets and liabilities	7
Less: allocated goodwill to subsidiaries	(33)
Gain on sale	440

Under the terms of various agreements between Seadrill and Seadrill Partners entered into in connection with the IPO of Seadrill Partners, Seadrill will continue provide management, technical and administrative services to Seadrill Partners and its subsidiaries. See further discussion in Note 31 for these services and agreements.

Disposal of the West Vela
On November 4, 2014, the Company sold the entities that own and operate the West Vela (the “Vela business”) to Seadrill Capricorn Holdings LLC, a consolidated subsidiary of Seadrill Partners and 49% owned by the Company. The entities continue to be related parties subsequent to the sale.
The purchase price consisted of an enterprise value of $900 million, less debt assumed of $433 million that was outstanding under the existing facility related to West Vela. The Company is also to receive deferred consideration of $44 thousand per day for the remainder of the West Vela's current contract with BP which runs to November 2020. In addition, the Company will receive a contingent amount of up to $40 thousand per day for the remainder of the BP contract, depending on the actual amount of contract revenue received from BP. The Company's accounting policy is not to recognize contingent consideration before it is considered realizable. The total consideration recognized on disposal of $535 million was comprised of cash of $467 million, and deferred consideration receivable of $74 million. The purchase price was also adjusted by a working capital adjustment of $6 million.
The gain recognized at the time of disposal of the Vela business was $191 million, after taking into account a goodwill allocation of $41 million. The gain has been presented in our consolidated statement of operations, under "gain on disposals" included within operating income. During the quarter ended December 31, 2014, the Company also recognized $1 million related to the contingent consideration realized during the period.

(In US$ millions)	November 4, 2014
Enterprise value	900
Deferred consideration receivable	74
Less: Debt assumed	(433)
Purchase price	541

Less: Working capital adjustment	(6)
Adjusted purchase price	535

Cash	467
Deferred consideration receivable	74
Less: Working capital payable	(6)
Fair value of purchase consideration	535

Less: net carrying value of assets and liabilities	(303)
Less: allocated goodwill to subsidiaries	(41)
Gain on sale	191

Under the terms of various agreements between Seadrill and Seadrill Partners entered into in connection with the IPO of Seadrill Partners, Seadrill will continue provide management, technical and administrative services to Seadrill Partners and its subsidiaries. See further discussion in Note 31 for these services and agreements.

Disposals in 2013

Sale of majority of tender rig business

On April 30, 2013 we completed the sale of the entities which owned and operated the following tender rigs: T-4, T-7, T-11, T-12, West Alliance, West Berani, West Jaya, West Menang, West Pelaut, West Setia, and the newbuilds T-17, T-18, and West Esperanza. In addition our 49% ownership in Varia Perdana and Tioman Drilling was sold as part of this transaction, which included the following rigs: T-3, T-6, T-9, T-10, and the Teknik Berkat. This is collectively referred to as the “tender rig businesses”.

The agreed upon price was for an enterprise value of $2.9 billion. The enterprise value price is comprised of $1.2 billion in cash, $416 million in new shares in SapuraKencana (at MYR3.18per share), $760 million related to all the debt in the tender rigs business, future estimated non recognized capital commitments of $320 million and deferred consideration of $187 million. The deferred consideration consists of non-contingent consideration of $145 million payable in three years and contingent consideration of $42 million depending on certain specified future performance conditions. Fair value of consideration received of $2.6 billion is the estimated enterprise value reduced by the future non recognized estimated capital commitments, an EBITDA contribution of approximately $75 million and an adjustment for working capital balances and other miscellaneous items and deferred consideration. The fair values recognized for the deferred consideration are $135 million and $nil for the non-contingent and contingent consideration respectively. The total recognized gain on this transaction was $1.3 billion, which has been presented in our consolidated statement of operations, under “Gain on sale of tender rig business”. The gain is calculated as follows:

(In US$ millions)	December 31, 2013
Fair value of consideration received	2,600
Carry value of assets and liabilities	1,324
Other related costs to sale	20
Total gain on sale	1,256

In conjunction with the sale agreement, the Company entered into an arrangement to continue to manage and supervise at the Company's risk, the construction of three tender rig newbuilds; T-17, T-18, and West Esperanza. Under this arrangement the Company will incur and be reimbursed for all associated costs in accordance within an agreed upon budget to complete the construction of these rigs, except for the yard installment payments, which are paid by SapuraKencana. These rigs will be delivered in 2013 and 2014. The Company will also provide operational management, administration and support services for the three tender rigs: West Jaya, West Setia, and West Esperanza which are located outside of Asia until the client contract expiry date. The Company will be reimbursed for all costs and expenses incurred and earn an agreed upon margin for these rig management services. Additionally, the Company will provide transition and separation services for certain administrative and IT functions for the tender rig business for a period of one year following the sale in which costs and expenses are reimbursed in addition to earning an agreed upon margin. While we have retained the ownership of the tender rigs T-15 and T-16, also as part of the sale agreement, SapuraKencana have been responsible for the operational management, administration and support services for the tender rig T-15 and T-16 effective from November 1, 2013 subject to similar terms for the rigs we will continue to manage as noted above.

After this transaction, the Company has ownership of 720,329,691 shares in SapuraKencana, a holding of 12.02%, representing a gross value of $1,078 million based on the closing share price of RM4.90 on December 31, 2013. This is currently held as a marketable security on the consolidated balance sheet, see Note 14 to the consolidated financial statements included herein. Additionally as a result of the sale transaction, the Company obtained board representation for SapuraKencana.

We have determined that we have significant continuing involvement in the ongoing tender rig business with SapuraKencana and therefore, we have concluded that the results of the tender rig business sold should not be presented as a discontinued operation in our consolidated statement of operations.

Disposals in 2012

There were no disposals of businesses in the year ended December 31, 2012.